Tradr 2X Long PONY Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,041,928
TOTAL NET ASSETS — 100.0%	$3,041,928

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Pony AI, Inc.	Receive	7.63% (OBFR01* + 400bps)	At Maturity	11/21/2026	$6,068,807	$-	$9,849
TOTAL EQUITY SWAP CONTRACTS								$9,849

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.